Equity - Schedule of changes in share of associates, joint ventures and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Opening balance	€ 4,013	€ 3,621
Closing balance	2,342	4,013	€ 3,621
Share of associates, joint ventures and other reserves [Member]
Disclosure of reserves within equity [Line Items]
Opening balance	3,189	2,940	2,527
Effect of change in accounting policy due to the implementation of IFRS 9			(28)
Result for the year	94	180	160
Transfer to/from retained earnings	(37)	69	280
Closing balance	€ 3,246	€ 3,189	€ 2,940